Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

May 31, 2021

SCE-QTLY-0721
1.870936.113

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	3,101	$234,436
Consolidated Communications Holdings, Inc. (a)	101,728	952,174
Iridium Communications, Inc. (a)	60,707	2,319,614
Liberty Latin America Ltd. Class C (a)	33,441	480,882
Ooma, Inc. (a)	37,866	734,979
		4,722,085
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (a)(b)	95,712	2,499,997
IMAX Corp. (a)	26,684	576,641
		3,076,638
Interactive Media & Services - 0.4%
TrueCar, Inc. (a)	118,951	703,000
Yelp, Inc. (a)(b)	51,123	2,050,544
Zedge, Inc. (a)	20,011	248,136
		3,001,680
Media - 0.4%
AMC Networks, Inc. Class A (a)(b)	26,823	1,439,859
comScore, Inc. (a)	14,472	57,888
Hemisphere Media Group, Inc. (a)	3,872	47,897
Magnite, Inc. (a)(b)	14,338	425,839
TechTarget, Inc. (a)	4,605	323,778
Tegna, Inc.	10,278	199,290
WideOpenWest, Inc. (a)	22,940	382,410
		2,876,961
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	15,870	791,754

TOTAL COMMUNICATION SERVICES		14,469,118

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.5%
Adient PLC (a)	36,775	1,840,957
Cooper-Standard Holding, Inc. (a)	7,828	232,961
Modine Manufacturing Co. (a)	65,314	1,148,873
Visteon Corp. (a)	6,109	748,108
		3,970,899
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	29,874	1,086,816
American Public Education, Inc. (a)	13,375	374,500
Stride, Inc. (a)	22,637	608,483
		2,069,799
Hotels, Restaurants & Leisure - 4.7%
Bloomin' Brands, Inc. (a)	86,646	2,560,389
Brinker International, Inc. (a)	62,015	3,810,822
Caesars Entertainment, Inc. (a)	45,438	4,882,313
Churchill Downs, Inc.	14,672	2,927,504
Del Taco Restaurants, Inc.	45,800	465,328
Fiesta Restaurant Group, Inc. (a)	2,954	40,145
Hilton Grand Vacations, Inc. (a)	3,053	139,614
International Game Technology PLC (a)	61,526	1,492,621
Papa John's International, Inc.	9,577	899,759
Penn National Gaming, Inc. (a)	43,862	3,595,368
PlayAGS, Inc. (a)	15,553	158,330
RCI Hospitality Holdings, Inc.	9,420	730,050
Red Rock Resorts, Inc. (a)	12,998	581,661
Scientific Games Corp. Class A (a)	72,654	5,270,321
Shake Shack, Inc. Class A (a)(b)	26,265	2,468,385
Texas Roadhouse, Inc. Class A	12,916	1,300,770
Wingstop, Inc.	28,225	4,027,143
		35,350,523
Household Durables - 2.3%
Cavco Industries, Inc. (a)	5,597	1,238,448
Flexsteel Industries, Inc.	18,923	879,541
Green Brick Partners, Inc. (a)	14,819	345,875
Installed Building Products, Inc.	6,795	805,887
KB Home	62,486	2,924,970
M.D.C. Holdings, Inc.	43,020	2,493,009
M/I Homes, Inc. (a)	47,647	3,360,066
Meritage Homes Corp. (a)	7,543	812,155
Sonos, Inc. (a)	12,493	462,241
TopBuild Corp. (a)	11,360	2,249,848
TRI Pointe Homes, Inc. (a)	72,821	1,756,443
		17,328,483
Internet & Direct Marketing Retail - 0.6%
Overstock.com, Inc. (a)(b)	6,217	531,118
Shutterstock, Inc.	32,413	2,941,480
Stamps.com, Inc. (a)	2,558	480,085
Stitch Fix, Inc. (a)	13,225	707,009
		4,659,692
Leisure Products - 1.2%
Acushnet Holdings Corp.	5,597	297,760
American Outdoor Brands, Inc. (a)	4,915	157,427
Clarus Corp.	3,759	89,051
Johnson Outdoors, Inc. Class A	15,744	1,923,759
Malibu Boats, Inc. Class A (a)	14,685	1,151,598
Sturm, Ruger & Co., Inc.	3,747	295,788
Vista Outdoor, Inc. (a)	104,224	4,543,124
YETI Holdings, Inc. (a)	5,015	439,314
		8,897,821
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	4,462	588,582
Macy's, Inc. (a)	63,779	1,165,880
		1,754,462
Specialty Retail - 3.7%
Asbury Automotive Group, Inc. (a)	11,163	2,213,511
Bed Bath & Beyond, Inc. (a)(b)	29,092	814,285
Citi Trends, Inc. (a)	2,646	220,518
GameStop Corp. Class A (a)(b)	14,498	3,218,556
Group 1 Automotive, Inc.	20,996	3,348,442
Haverty Furniture Companies, Inc. (b)	12,886	591,983
Lithia Motors, Inc. Class A (sub. vtg.)	872	306,935
Murphy U.S.A., Inc.	8,296	1,118,384
Rent-A-Center, Inc.	61,545	3,804,096
RH (a)	3,038	1,947,510
Shoe Carnival, Inc. (b)	43,771	2,954,980
Signet Jewelers Ltd. (a)	23,565	1,427,568
Sleep Number Corp. (a)	29,691	3,310,250
Sonic Automotive, Inc. Class A (sub. vtg.)	45,470	2,193,018
The Aaron's Co., Inc.	5,827	209,597
		27,679,633
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (a)	50,032	5,065,240
Deckers Outdoor Corp. (a)	17,213	5,773,929
Kontoor Brands, Inc. (b)	17,300	1,107,546
Lakeland Industries, Inc. (a)(b)	12,709	320,521
Rocky Brands, Inc.	7,207	420,312
		12,687,548

TOTAL CONSUMER DISCRETIONARY		114,398,860

CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Celsius Holdings, Inc. (a)	3,034	198,848
Coca-Cola Bottling Co. Consolidated	2,789	1,129,322
MGP Ingredients, Inc. (b)	6,920	482,255
Primo Water Corp. (b)	75,726	1,310,817
		3,121,242
Food & Staples Retailing - 0.8%
Andersons, Inc.	26,725	830,613
BJ's Wholesale Club Holdings, Inc. (a)	11,003	492,824
Ingles Markets, Inc. Class A	14,475	896,582
Natural Grocers by Vitamin Cottage, Inc.	21,499	257,773
Performance Food Group Co. (a)	2,787	139,712
PriceSmart, Inc.	7,246	639,822
Rite Aid Corp. (a)(b)	10,912	199,362
United Natural Foods, Inc. (a)(b)	48,038	1,823,522
Weis Markets, Inc. (b)	6,712	341,507
		5,621,717
Food Products - 1.0%
Cal-Maine Foods, Inc. (a)(b)	22,663	791,165
Darling Ingredients, Inc. (a)	82,454	5,644,801
John B. Sanfilippo & Son, Inc.	7,001	653,263
Lancaster Colony Corp.	708	132,162
The Simply Good Foods Co. (a)	11,849	409,146
		7,630,537
Household Products - 0.3%
Central Garden & Pet Co. (a)	2,341	128,591
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,440	223,998
WD-40 Co. (b)	6,593	1,613,966
		1,966,555
Personal Products - 0.5%
MediFast, Inc.	8,873	2,948,054
USANA Health Sciences, Inc. (a)	9,395	993,427
		3,941,481
Tobacco - 0.1%
Universal Corp.	3,767	211,103
Vector Group Ltd.	32,126	441,733
		652,836

TOTAL CONSUMER STAPLES		22,934,368

ENERGY - 3.3%
Energy Equipment & Services - 0.9%
Archrock, Inc.	52,080	479,136
Frank's International NV (a)	26,961	90,589
Helix Energy Solutions Group, Inc. (a)(b)	167,409	875,549
Nabors Industries Ltd. (a)	26,911	2,519,408
Nextier Oilfield Solutions, Inc.(a)	34,871	148,202
Oceaneering International, Inc. (a)	52,219	745,165
Oil States International, Inc. (a)	62,046	398,956
ProPetro Holding Corp. (a)	55,288	549,563
U.S. Silica Holdings, Inc. (a)	63,276	649,212
		6,455,780
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. (a)(b)	55,355	714,633
Bonanza Creek Energy, Inc.	13,836	594,395
DHT Holdings, Inc.	151,619	970,362
Green Plains, Inc. (a)(b)	10,532	335,865
Kosmos Energy Ltd. (a)(b)	611,824	1,945,600
Magnolia Oil & Gas Corp. Class A (a)	52,795	682,111
Nordic American Tanker Shipping Ltd. (b)	171,077	595,348
PBF Energy, Inc. Class A (a)(b)	164,338	2,652,415
Penn Virginia Corp. (a)(b)	84,079	1,621,043
Range Resources Corp. (a)(b)	16,890	229,028
Renewable Energy Group, Inc. (a)	29,961	1,829,718
SFL Corp. Ltd.	194,456	1,683,989
SM Energy Co.	190,210	3,785,179
W&T Offshore, Inc. (a)(b)	94,869	354,810
World Fuel Services Corp.	6,528	200,605
		18,195,101

TOTAL ENERGY		24,650,881

FINANCIALS - 16.5%
Banks - 8.0%
1st Source Corp.	14,355	710,142
Altabancorp	2,606	119,876
Ameris Bancorp	12,301	675,817
Banc of California, Inc.	23,971	419,732
BancFirst Corp. (b)	58,497	4,034,538
Bancorp, Inc., Delaware (a)	17,363	420,879
Berkshire Hills Bancorp, Inc.	24,209	671,800
Brookline Bancorp, Inc., Delaware	7,368	124,224
Capital City Bank Group, Inc.	3,668	98,302
Cathay General Bancorp	78,413	3,268,254
CIT Group, Inc.	8,062	427,125
City Holding Co.	1,491	119,608
Community Bank System, Inc.	2,129	172,704
Community Trust Bancorp, Inc.	8,431	372,482
Eagle Bancorp, Inc.	3,652	208,675
Financial Institutions, Inc.	18,094	581,360
First Bancorp, North Carolina	2,467	109,461
First Bancorp, Puerto Rico	361,506	4,623,662
First Commonwealth Financial Corp.	21,154	320,483
First Financial Bankshares, Inc.	13,092	659,182
First Financial Corp., Indiana	4,123	187,102
First Foundation, Inc.	3,915	98,267
First Interstate Bancsystem, Inc.	22,945	1,080,021
First of Long Island Corp.	4,553	102,443
Flushing Financial Corp.	6,730	157,280
Fulton Financial Corp.	189,232	3,279,391
Great Southern Bancorp, Inc.	27,037	1,527,320
Great Western Bancorp, Inc.	7,546	252,489
Hancock Whitney Corp.	77,597	3,841,827
Hilltop Holdings, Inc. (b)	96,012	3,566,846
Hope Bancorp, Inc.	17,710	270,963
Independent Bank Group, Inc.	14,731	1,160,066
International Bancshares Corp.	85,876	3,984,646
Investors Bancorp, Inc.	333,412	4,961,171
Lakeland Bancorp, Inc.	8,220	156,262
Lakeland Financial Corp.	10,514	648,819
Live Oak Bancshares, Inc.	9,290	562,788
Macatawa Bank Corp.	3,856	37,018
Mercantile Bank Corp.	3,392	109,562
Midland States Bancorp, Inc.	10,990	306,181
Nicolet Bankshares, Inc. (a)(b)	2,971	235,600
OFG Bancorp	61,948	1,492,947
Old National Bancorp, Indiana	9,813	186,938
Park National Corp.	4,421	559,345
Peapack-Gladstone Financial Corp.	13,299	441,793
Republic Bancorp, Inc., Kentucky Class A	1,053	48,912
Sandy Spring Bancorp, Inc.	9,229	428,779
ServisFirst Bancshares, Inc.	4,458	309,653
Sierra Bancorp	17,216	477,228
Silvergate Capital Corp. (a)	6,983	777,906
South State Corp.	6,743	598,846
Southside Bancshares, Inc.	16,254	696,321
Texas Capital Bancshares, Inc. (a)	21,625	1,489,530
Tompkins Financial Corp.	4,976	403,802
Trico Bancshares	8,789	421,433
Trustmark Corp.	14,639	491,138
UMB Financial Corp.	30,594	2,958,746
United Bankshares, Inc., West Virginia	2,391	98,485
United Community Bank, Inc.	18,709	646,957
Univest Corp. of Pennsylvania	14,935	435,505
Valley National Bancorp	85,554	1,225,133
Washington Trust Bancorp, Inc.	4,518	248,445
WesBanco, Inc.	26,836	1,044,457
		60,146,667
Capital Markets - 2.8%
Artisan Partners Asset Management, Inc.	71,477	3,651,045
B. Riley Financial, Inc. (b)	5,857	431,309
BGC Partners, Inc. Class A	46,408	273,807
Cohen & Steers, Inc.	36,890	2,697,766
Cowen Group, Inc. Class A (b)	13,236	520,572
Federated Hermes, Inc. Class B (non-vtg.)	86,331	2,745,326
Oppenheimer Holdings, Inc. Class A (non-vtg.)	44,183	2,207,825
Piper Jaffray Companies	22,832	2,910,167
PJT Partners, Inc.	13,318	969,817
Pzena Investment Management, Inc.	6,033	69,983
Stifel Financial Corp.	42,357	2,934,493
StoneX Group, Inc. (a)	25,284	1,711,727
		21,123,837
Consumer Finance - 1.0%
Enova International, Inc. (a)	74,389	2,817,111
LendingClub Corp. (a)	60,182	919,581
Nelnet, Inc. Class A	43,877	3,313,591
PROG Holdings, Inc.	11,654	614,399
		7,664,682
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	43,328	1,553,309
Marlin Business Services Corp.	20,078	452,157
		2,005,466
Insurance - 1.7%
Amerisafe, Inc.	15,848	1,038,519
Crawford & Co. Class B	5,621	52,500
Employers Holdings, Inc.	10,480	442,256
Goosehead Insurance	12,485	1,122,027
Horace Mann Educators Corp.	29,307	1,168,470
Investors Title Co.	284	50,507
ProAssurance Corp.	18,739	456,295
Safety Insurance Group, Inc.	778	66,216
Selective Insurance Group, Inc.	48,016	3,614,164
Trupanion, Inc. (a)	54,051	4,873,779
		12,884,733
Mortgage Real Estate Investment Trusts - 0.5%
Apollo Commercial Real Estate Finance, Inc.	31,068	486,214
Arbor Realty Trust, Inc.	151,329	2,760,241
Granite Point Mortgage Trust, Inc.	9,497	136,567
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,778	235,125
Redwood Trust, Inc.	10,341	115,095
		3,733,242
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	80,691	3,860,257
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,084	1,023,123
Northwest Bancshares, Inc.	125,322	1,774,560
Pennymac Financial Services, Inc.	7,917	495,683
Premier Financial Corp.	12,164	371,002
Radian Group, Inc.	159,265	3,718,838
Walker & Dunlop, Inc.	28,498	2,893,687
Washington Federal, Inc.	37,408	1,247,183
Waterstone Financial, Inc.	33,736	667,298
		16,051,631

TOTAL FINANCIALS		123,610,258

HEALTH CARE - 16.8%
Biotechnology - 7.8%
ACADIA Pharmaceuticals, Inc. (a)	6,257	139,781
Affimed NV (a)	79,864	708,394
Agenus, Inc. (a)(b)	149,733	637,863
Akebia Therapeutics, Inc. (a)(b)	139,549	489,817
Allakos, Inc. (a)	4,060	411,846
Allogene Therapeutics, Inc. (a)	7,398	190,129
ALX Oncology Holdings, Inc. (a)	7,597	429,686
Amicus Therapeutics, Inc. (a)	50,972	472,001
AnaptysBio, Inc. (a)	16,096	384,212
Anika Therapeutics, Inc. (a)	5,523	257,648
Apellis Pharmaceuticals, Inc. (a)	20,911	1,176,871
Arcturus Therapeutics Holdings, Inc. (a)(b)	7,888	230,487
Arcus Biosciences, Inc. (a)	16,603	412,086
Ardelyx, Inc. (a)	71,219	509,216
Arena Pharmaceuticals, Inc. (a)	10,297	629,250
Arrowhead Pharmaceuticals, Inc. (a)	20,944	1,520,534
Assembly Biosciences, Inc. (a)(b)	86,097	341,805
Atara Biotherapeutics, Inc. (a)	39,941	541,600
Athenex, Inc. (a)(b)	16,964	79,561
Athersys, Inc. (a)(b)	159,542	266,435
Beam Therapeutics, Inc. (a)(b)	17,228	1,347,746
BioCryst Pharmaceuticals, Inc. (a)(b)	12,706	200,374
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,197	800,139
BioXcel Therapeutics, Inc. (a)(b)	10,475	345,989
Blueprint Medicines Corp. (a)	11,204	1,023,485
BridgeBio Pharma, Inc. (a)(b)	18,351	1,086,379
Calithera Biosciences, Inc. (a)(b)	92,302	210,449
CareDx, Inc. (a)	8,001	643,280
Catalyst Biosciences, Inc. (a)	40,815	174,280
Catalyst Pharmaceutical Partners, Inc. (a)	121,711	673,062
ChemoCentryx, Inc. (a)	8,079	82,002
Chimerix, Inc. (a)	87,898	687,362
Clovis Oncology, Inc. (a)(b)	84,016	431,002
Coherus BioSciences, Inc. (a)	37,176	489,236
Concert Pharmaceuticals, Inc. (a)	55,084	221,438
Constellation Pharmaceuticals, Inc. (a)	12,632	250,240
Corbus Pharmaceuticals Holdings, Inc. (a)	242,879	527,047
Cue Biopharma, Inc. (a)	13,778	197,577
Cytokinetics, Inc. (a)	7,808	170,449
CytomX Therapeutics, Inc. (a)	41,275	295,529
Deciphera Pharmaceuticals, Inc. (a)	12,893	435,010
Denali Therapeutics, Inc. (a)	11,489	730,586
Dicerna Pharmaceuticals, Inc. (a)	7,769	253,269
Eagle Pharmaceuticals, Inc. (a)	7,799	308,996
Editas Medicine, Inc. (a)(b)	24,509	832,081
Eiger Biopharmaceuticals, Inc. (a)	20,115	158,104
Emergent BioSolutions, Inc. (a)	18,702	1,134,276
Enanta Pharmaceuticals, Inc. (a)	1,515	73,720
Epizyme, Inc. (a)	32,890	270,685
Fate Therapeutics, Inc. (a)	26,280	2,013,048
FibroGen, Inc. (a)	22,024	468,010
Flexion Therapeutics, Inc. (a)(b)	41,474	347,137
Fortress Biotech, Inc. (a)	53,586	215,952
Global Blood Therapeutics, Inc. (a)	1,222	46,961
GlycoMimetics, Inc. (a)(b)	20,861	53,196
Gritstone Bio, Inc. (a)(b)	18,539	170,559
Halozyme Therapeutics, Inc. (a)	47,087	1,949,873
Heron Therapeutics, Inc. (a)(b)	11,638	154,436
ImmunoGen, Inc. (a)	123,067	760,554
Immunovant, Inc. (a)	3,433	52,044
Insmed, Inc. (a)	18,155	446,613
Intellia Therapeutics, Inc. (a)	19,335	1,448,965
Intercept Pharmaceuticals, Inc. (a)(b)	18,654	310,216
Invitae Corp. (a)(b)	35,820	1,030,900
Iovance Biotherapeutics, Inc. (a)	5,215	96,843
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	75,442	872,864
Jounce Therapeutics, Inc. (a)	8,604	67,541
Kadmon Holdings, Inc. (a)	98,794	379,369
Karuna Therapeutics, Inc. (a)	1,784	199,487
Karyopharm Therapeutics, Inc. (a)(b)	26,302	244,083
Kindred Biosciences, Inc. (a)	42,875	207,086
Kodiak Sciences, Inc. (a)	5,300	443,186
Krystal Biotech, Inc. (a)	2,259	147,377
Kura Oncology, Inc. (a)	7,433	165,384
La Jolla Pharmaceutical Co. (a)(b)	57,031	245,233
Lexicon Pharmaceuticals, Inc. (a)(b)	77,202	338,917
Ligand Pharmaceuticals, Inc. Class B (a)	1,888	222,218
Macrogenics, Inc. (a)	6,658	214,321
Madrigal Pharmaceuticals, Inc. (a)(b)	384	43,123
Mersana Therapeutics, Inc. (a)	6,343	90,832
Minerva Neurosciences, Inc. (a)	110,418	325,733
Mirati Therapeutics, Inc. (a)	9,980	1,578,337
Molecular Templates, Inc. (a)	16,584	148,261
Mustang Bio, Inc. (a)	68,239	228,601
Myriad Genetics, Inc. (a)	22,695	650,212
Natera, Inc. (a)	22,106	2,081,059
Novavax, Inc. (a)	17,741	2,618,926
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Opko Health, Inc. (a)(b)	184,904	706,333
Organogenesis Holdings, Inc. Class A (a)(b)	11,300	201,479
Ovid Therapeutics, Inc. (a)(b)	38,049	157,903
Oyster Point Pharma, Inc. (a)(b)	6,117	109,617
Pieris Pharmaceuticals, Inc. (a)(b)	43,354	149,138
Precigen, Inc. (a)(b)	31,825	210,045
Protagonist Therapeutics, Inc. (a)	9,381	329,367
PTC Therapeutics, Inc. (a)	23,913	939,064
Puma Biotechnology, Inc. (a)	32,606	343,993
Radius Health, Inc. (a)	27,942	539,001
Recro Pharma, Inc. (a)(b)	20,620	47,220
REGENXBIO, Inc. (a)	9,013	317,889
Relay Therapeutics, Inc. (a)(b)	2,860	91,863
Revolution Medicines, Inc. (a)(b)	3,240	96,908
Rocket Pharmaceuticals, Inc. (a)	3,079	130,858
Rubius Therapeutics, Inc. (a)(b)	13,466	328,974
Sangamo Therapeutics, Inc. (a)	8,876	95,683
Selecta Biosciences, Inc. (a)	57,445	249,311
Seres Therapeutics, Inc. (a)(b)	5,866	123,831
Solid Biosciences, Inc. (a)	50,454	191,725
Springworks Therapeutics, Inc. (a)(b)	2,175	177,350
Syndax Pharmaceuticals, Inc. (a)(b)	16,118	296,088
TCR2 Therapeutics, Inc. (a)	3,694	70,740
TG Therapeutics, Inc. (a)	41,950	1,462,797
Translate Bio, Inc. (a)(b)	6,604	118,938
Travere Therapeutics, Inc. (a)	32,068	486,472
Turning Point Therapeutics, Inc. (a)	6,790	449,362
Twist Bioscience Corp. (a)	8,749	938,855
Ultragenyx Pharmaceutical, Inc. (a)	13,516	1,374,712
Vanda Pharmaceuticals, Inc. (a)	32,945	582,797
Veracyte, Inc. (a)	10,545	411,782
Vericel Corp. (a)	4,427	250,126
Vir Biotechnology, Inc. (a)(b)	22,888	959,236
Voyager Therapeutics, Inc. (a)(b)	30,490	129,887
Xbiotech, Inc. (a)	12,656	218,316
Xencor, Inc. (a)	7,930	304,988
Y-mAbs Therapeutics, Inc. (a)	1,920	68,794
		58,621,913
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	184,199	784,688
Atricure, Inc. (a)	30,356	2,268,504
Axonics Modulation Technologies, Inc. (a)	1,393	80,362
Cardiovascular Systems, Inc. (a)	58,459	2,291,008
Cerus Corp. (a)	66,508	385,081
ConforMis, Inc. (a)	68,447	60,480
Inari Medical, Inc.	3,399	295,543
Integer Holdings Corp. (a)	8,592	777,318
Invacare Corp. (a)	23,394	187,152
Lantheus Holdings, Inc. (a)	54,763	1,328,003
LeMaitre Vascular, Inc. (b)	5,093	260,813
LivaNova PLC (a)	3,973	331,904
Meridian Bioscience, Inc. (a)	124,615	2,587,007
Nevro Corp. (a)	11,554	1,741,188
Novocure Ltd. (a)	6,096	1,243,584
Orthofix International NV (a)	20,920	851,444
Seaspine Holdings Corp. (a)	4,982	101,533
Shockwave Medical, Inc. (a)	1,927	346,667
Sientra, Inc. (a)(b)	95,467	664,450
Staar Surgical Co. (a)	8,553	1,248,995
SurModics, Inc. (a)	43,528	2,309,160
Tandem Diabetes Care, Inc. (a)	7,354	627,958
		20,772,842
Health Care Providers & Services - 3.2%
AdaptHealth Corp. (a)(b)	31,452	823,728
Amedisys, Inc. (a)	2,413	623,447
Apollo Medical Holdings, Inc. (a)	16,297	568,439
Brookdale Senior Living, Inc. (a)	136,507	920,057
Corvel Corp. (a)	29,527	3,679,064
Cross Country Healthcare, Inc. (a)	4,833	75,636
Modivcare, Inc. (a)	9,030	1,329,487
National Healthcare Corp.	26,521	1,941,602
Owens & Minor, Inc. (b)	60,262	2,694,314
Patterson Companies, Inc. (b)	39,503	1,285,428
Select Medical Holdings Corp.	107,481	4,306,764
Tenet Healthcare Corp. (a)	83,647	5,596,821
		23,844,787
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	259,869	4,519,122
HealthStream, Inc. (a)	20,247	530,066
Inovalon Holdings, Inc. Class A (a)	38,572	1,209,618
Inspire Medical Systems, Inc. (a)	4,507	875,710
Nextgen Healthcare, Inc. (a)	164,282	2,697,510
OptimizeRx Corp. (a)(b)	17,634	866,182
Phreesia, Inc. (a)	11,630	575,685
Schrodinger, Inc. (a)(b)	2,780	195,100
		11,468,993
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(b)	27,795	161,211
Medpace Holdings, Inc. (a)	10,694	1,786,540
Nanostring Technologies, Inc. (a)(b)	16,113	894,110
NeoGenomics, Inc. (a)	20,581	844,438
Pacific Biosciences of California, Inc. (a)	36,649	991,355
Quanterix Corp. (a)	8,103	417,223
		5,094,877
Pharmaceuticals - 0.8%
Amneal Pharmaceuticals, Inc. (a)	75,613	427,970
Arvinas Holding Co. LLC (a)	4,713	342,824
Assertio Holdings, Inc. (a)	23,820	43,114
Axsome Therapeutics, Inc. (a)(b)	3,288	199,614
Cara Therapeutics, Inc. (a)	11,421	155,211
Cassava Sciences, Inc. (a)	4,273	230,400
Cerecor, Inc. (a)	41,334	109,122
Collegium Pharmaceutical, Inc. (a)	8,917	213,027
Corcept Therapeutics, Inc. (a)	36,070	779,112
Endo International PLC (a)	108,022	634,089
Intra-Cellular Therapies, Inc. (a)	8,515	335,576
Liquidia Technologies, Inc. (a)	48,545	146,120
Odonate Therapeutics, Inc. (a)(b)	55,239	191,127
Pacira Biosciences, Inc. (a)	14,941	906,470
Prestige Brands Holdings, Inc. (a)	18,316	913,419
Revance Therapeutics, Inc. (a)	3,511	103,961
Theravance Biopharma, Inc. (a)	17,083	295,194
WAVE Life Sciences (a)(b)	40,759	278,792
Zogenix, Inc. (a)	1,714	30,081
		6,335,223

TOTAL HEALTH CARE		126,138,635

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.7%
AAR Corp. (a)	77,477	3,234,665
Aerojet Rocketdyne Holdings, Inc.	2,328	112,792
Astronics Corp. (a)	54,414	922,861
Axon Enterprise, Inc. (a)	5,875	825,966
Maxar Technologies, Inc. (b)	35,221	1,095,373
Moog, Inc. Class A	41,250	3,720,750
Parsons Corp. (a)(b)	61,859	2,450,235
Vectrus, Inc. (a)	846	43,163
		12,405,805
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	16,380	1,227,353
Airlines - 0.2%
Mesa Air Group, Inc. (a)	133,228	1,294,976
SkyWest, Inc. (a)	8,249	404,448
		1,699,424
Building Products - 1.5%
Advanced Drain Systems, Inc.	9,071	1,028,833
Cornerstone Building Brands, Inc. (a)	33,843	573,977
Gibraltar Industries, Inc. (a)	10,838	861,079
Griffon Corp.	3,555	93,461
Quanex Building Products Corp.	69,233	1,843,675
Resideo Technologies, Inc. (a)	34,257	1,024,284
Simpson Manufacturing Co. Ltd.	10,905	1,224,850
UFP Industries, Inc.	58,671	4,665,518
		11,315,677
Commercial Services & Supplies - 1.2%
Brady Corp. Class A	44,654	2,555,548
BrightView Holdings, Inc. (a)	10,729	186,148
Healthcare Services Group, Inc. (b)	15,661	469,673
Kimball International, Inc. Class B	59,602	793,899
Tetra Tech, Inc.	14,852	1,774,368
UniFirst Corp.	14,935	3,310,791
VSE Corp.	1,508	71,736
		9,162,163
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	5,299	439,287
EMCOR Group, Inc.	45,892	5,787,441
Great Lakes Dredge & Dock Corp. (a)	63,745	931,314
Primoris Services Corp.	15,117	480,569
		7,638,611
Electrical Equipment - 2.7%
Atkore, Inc. (a)	56,992	4,399,782
AZZ, Inc.	21,348	1,141,905
Encore Wire Corp.	48,519	3,988,262
EnerSys	46,720	4,402,893
FuelCell Energy, Inc. (a)(b)	47,423	465,694
Generac Holdings, Inc. (a)	4,813	1,582,129
Plug Power, Inc. (a)	105,806	3,248,244
Preformed Line Products Co.	12,539	933,152
Sunrun, Inc. (a)	6,876	307,495
Thermon Group Holdings, Inc. (a)	2,869	50,007
		20,519,563
Machinery - 3.2%
Albany International Corp. Class A	3,283	293,336
Altra Industrial Motion Corp.	22,044	1,448,070
CIRCOR International, Inc. (a)	12,235	460,403
Columbus McKinnon Corp. (NY Shares)	4,540	230,178
Energy Recovery, Inc. (a)	10,560	200,746
EnPro Industries, Inc. (b)	16,393	1,507,992
Evoqua Water Technologies Corp. (a)	40,907	1,273,026
Franklin Electric Co., Inc.	2,596	217,778
Gorman-Rupp Co.	6,619	238,152
Helios Technologies, Inc.	7,578	538,417
Hillenbrand, Inc.	50,219	2,289,986
Hurco Companies, Inc.	19,551	672,359
Hyster-Yale Materials Handling Class A	12,738	962,865
Kennametal, Inc.	22,393	839,961
L.B. Foster Co. Class A (a)	6,513	117,169
Lydall, Inc. (a)	10,397	378,243
Manitowoc Co., Inc. (a)	27,975	722,315
Mueller Industries, Inc.	44,442	2,063,442
Proto Labs, Inc. (a)	8,344	745,870
Rexnord Corp.	105,404	5,267,038
Tennant Co.	4,863	402,365
Terex Corp.	25,382	1,329,255
The Greenbrier Companies, Inc. (b)	13,902	617,388
Wabash National Corp.	7,392	117,902
Watts Water Technologies, Inc. Class A (b)	8,876	1,206,248
		24,140,504
Marine - 0.2%
Costamare, Inc. (b)	57,399	615,891
Safe Bulkers, Inc. (a)	167,880	619,477
		1,235,368
Professional Services - 1.8%
Barrett Business Services, Inc.	5,082	378,457
CRA International, Inc.	5,280	432,221
Heidrick & Struggles International, Inc.	62,701	2,698,651
Kforce, Inc.	63,525	3,983,653
Korn Ferry	13,177	861,908
ManTech International Corp. Class A	8,639	751,679
TriNet Group, Inc. (a)	18,487	1,392,811
TrueBlue, Inc. (a)	222	6,023
Upwork, Inc. (a)	65,926	3,103,137
		13,608,540
Road & Rail - 0.6%
ArcBest Corp.	18,155	1,413,185
Heartland Express, Inc.	10,911	198,035
Marten Transport Ltd.	85,159	1,452,813
Saia, Inc. (a)	5,773	1,328,714
		4,392,747
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc.	29,826	2,921,755
Boise Cascade Co.	66,273	4,373,355
GMS, Inc. (a)	43,552	1,994,246
Herc Holdings, Inc. (a)	9,727	1,118,800
NOW, Inc. (a)	37,528	392,918
Rush Enterprises, Inc. Class A	85,926	4,107,263
Systemax, Inc.	37,183	1,276,121
Titan Machinery, Inc. (a)	3,709	113,792
Veritiv Corp. (a)	8,309	510,339
WESCO International, Inc. (a)	493	52,539
		16,861,128

TOTAL INDUSTRIALS		124,206,883

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.9%
ADTRAN, Inc.	21,949	434,810
Calix Networks, Inc. (a)	99,007	4,387,000
Comtech Telecommunications Corp.	4,774	120,734
Digi International, Inc. (a)	9,408	178,376
Extreme Networks, Inc. (a)	68,860	787,758
Inseego Corp. (a)(b)	82,445	709,027
Plantronics, Inc. (a)(b)	4,353	142,778
		6,760,483
Electronic Equipment & Components - 1.3%
Arlo Technologies, Inc. (a)	19,081	128,034
Badger Meter, Inc.	1,894	181,010
ePlus, Inc. (a)	6,760	639,293
II-VI, Inc. (a)(b)	23,826	1,605,158
Insight Enterprises, Inc. (a)	21,707	2,267,947
Itron, Inc. (a)	1,204	114,801
Kimball Electronics, Inc. (a)	66,547	1,489,322
Methode Electronics, Inc. Class A	26,590	1,286,424
PC Connection, Inc.	18,301	892,906
ScanSource, Inc. (a)	37,528	1,145,730
		9,750,625
IT Services - 0.7%
Brightcove, Inc. (a)	8,194	118,813
Conduent, Inc. (a)	35,408	268,393
CSG Systems International, Inc.	7,227	318,277
EVERTEC, Inc.	48,368	2,105,459
Limelight Networks, Inc. (a)(b)	115,652	358,521
Sykes Enterprises, Inc. (a)	51,603	2,163,198
		5,332,661
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor Ltd. (a)	15,867	511,076
Ambarella, Inc. (a)	18,761	1,883,229
Amkor Technology, Inc. (b)	121,018	2,553,480
CEVA, Inc. (a)	2,647	118,771
Cirrus Logic, Inc. (a)	28,317	2,210,708
Diodes, Inc. (a)	28,439	2,151,979
FormFactor, Inc. (a)	20,137	709,829
Lattice Semiconductor Corp. (a)	78,502	4,166,101
NeoPhotonics Corp. (a)	176,773	1,804,852
Photronics, Inc. (a)	13,589	183,995
Pixelworks, Inc. (a)(b)	10,965	38,268
Power Integrations, Inc.	32,378	2,661,148
Semtech Corp. (a)	5,853	368,739
Silicon Laboratories, Inc. (a)	25,792	3,522,156
Synaptics, Inc. (a)	37,994	4,799,782
Veeco Instruments, Inc. (a)(b)	2,810	66,934
		27,751,047
Software - 4.4%
A10 Networks, Inc. (a)	48,444	471,360
Agilysys, Inc. (a)	70,129	3,561,852
Appian Corp. Class A (a)(b)	9,223	834,497
BlackLine, Inc. (a)	31,643	3,289,923
Bottomline Technologies, Inc. (a)	2,041	76,293
Box, Inc. Class A (a)	26,436	616,223
Cloudera, Inc. (a)	165,977	2,134,464
Cognyte Software Ltd. (a)	5,184	133,436
CommVault Systems, Inc. (a)	61,186	4,660,538
Cornerstone OnDemand, Inc. (a)	21,402	941,046
Digital Turbine, Inc. (a)	45,713	3,024,829
Domo, Inc. Class B (a)	30,416	2,022,664
Ebix, Inc. (b)	4,976	136,342
MicroStrategy, Inc. Class A (a)(b)	2,200	1,034,000
Progress Software Corp.	70,201	3,128,859
Q2 Holdings, Inc. (a)	29,155	2,767,684
Qualys, Inc. (a)(b)	6,835	660,808
SecureWorks Corp. (a)	9,485	133,549
SPS Commerce, Inc. (a)	26,694	2,505,499
Tenable Holdings, Inc. (a)	9,154	382,637
Verint Systems, Inc. (a)	5,184	239,034
Yext, Inc. (a)	14,464	209,294
		32,964,831
Technology Hardware, Storage & Peripherals - 0.8%
3D Systems Corp. (a)	28,272	831,480
Avid Technology, Inc. (a)(b)	143,569	4,433,411
Diebold Nixdorf, Inc. (a)	47,734	646,318
		5,911,209

TOTAL INFORMATION TECHNOLOGY		88,470,856

MATERIALS - 4.3%
Chemicals - 1.0%
Avient Corp.	44,650	2,320,907
FutureFuel Corp.	46,235	474,833
Hawkins, Inc.	2,715	92,364
Rayonier Advanced Materials, Inc. (a)	54,939	424,129
Stepan Co.	25,045	3,372,560
Tronox Holdings PLC	35,106	824,289
		7,509,082
Construction Materials - 0.0%
Forterra, Inc. (a)	7,131	166,723
Containers & Packaging - 0.4%
Myers Industries, Inc.	131,890	2,905,537
Metals & Mining - 2.1%
Alcoa Corp. (a)	33,472	1,327,834
Arconic Rolled Products Corp. (a)	18,405	665,709
Cleveland-Cliffs, Inc. (a)	202,565	4,075,608
Coeur d'Alene Mines Corp. (a)	48,140	500,656
Commercial Metals Co.	90,309	2,842,024
Materion Corp.	7,775	613,059
Novagold Resources, Inc. (a)	57,454	589,478
Olympic Steel, Inc.	3,437	122,873
Schnitzer Steel Industries, Inc. Class A	2,443	133,095
United States Steel Corp.	36,909	957,050
Worthington Industries, Inc.	64,125	4,255,976
		16,083,362
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	65,410	4,396,206
Schweitzer-Mauduit International, Inc.	31,360	1,282,938
		5,679,144

TOTAL MATERIALS		32,343,848

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Agree Realty Corp.	62,853	4,417,309
American Assets Trust, Inc.	76,514	2,796,587
Armada Hoffler Properties, Inc.	8,572	113,750
CareTrust (REIT), Inc.	16,374	381,187
CatchMark Timber Trust, Inc.	14,841	177,350
City Office REIT, Inc.	16,183	187,075
Colony Capital, Inc. (a)	168,253	1,155,898
CorePoint Lodging, Inc. (a)	2,648	27,778
DiamondRock Hospitality Co. (a)	19,123	185,111
Diversified Healthcare Trust (SBI)	152,997	555,379
Easterly Government Properties, Inc.	28,175	584,068
EastGroup Properties, Inc.	8,292	1,310,799
Essential Properties Realty Trust, Inc.	27,413	701,773
Farmland Partners, Inc.	11,254	139,887
Four Corners Property Trust, Inc.	29,023	805,678
Gladstone Land Corp.	10,180	235,463
Healthcare Realty Trust, Inc.	34,038	1,032,713
Independence Realty Trust, Inc.	14,416	246,225
Kite Realty Group Trust	35,299	748,339
National Storage Affiliates Trust	96,593	4,452,937
New Senior Investment Group, Inc.	46,122	305,789
Potlatch Corp.	1,929	116,126
Preferred Apartment Communities, Inc. Class A	24,232	237,716
PS Business Parks, Inc.	22,141	3,430,969
QTS Realty Trust, Inc. Class A	19,370	1,227,671
RLJ Lodging Trust	203,589	3,129,163
Safehold, Inc.	4,510	316,151
Service Properties Trust	3,537	44,425
Stag Industrial, Inc.	12,770	456,017
Sunstone Hotel Investors, Inc. (a)	229,207	2,878,840
Terreno Realty Corp.	13,205	840,102
The GEO Group, Inc. (b)	70,545	366,129
Xenia Hotels & Resorts, Inc. (a)	104,229	2,023,085
		35,627,489
Real Estate Management & Development - 1.4%
eXp World Holdings, Inc. (a)(b)	23,177	747,690
Gyrodyne LLC (a)	310	3,875
Kennedy-Wilson Holdings, Inc.	60,015	1,190,698
Marcus & Millichap, Inc. (a)	36,204	1,422,817
Newmark Group, Inc.	277,584	3,580,834
Rafael Holdings, Inc. (a)	1,632	84,374
RE/MAX Holdings, Inc.	17,856	625,139
Redfin Corp. (a)	11,719	691,773
The RMR Group, Inc.	56,354	2,204,568
		10,551,768

TOTAL REAL ESTATE		46,179,257

UTILITIES - 1.6%
Electric Utilities - 0.3%
Allete, Inc.	12,686	873,939
MGE Energy, Inc.	2,578	193,402
Otter Tail Corp.	22,441	1,076,495
PNM Resources, Inc.	5,506	270,455
		2,414,291
Gas Utilities - 0.1%
New Jersey Resources Corp. (b)	17,736	757,682
South Jersey Industries, Inc. (b)	8,913	237,621
		995,303
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class A	110,595	2,779,252
Ormat Technologies, Inc. (b)	19,814	1,368,157
		4,147,409
Multi-Utilities - 0.2%
Avista Corp.	14,594	661,546
Black Hills Corp.	6,482	426,451
NorthWestern Energy Corp.	1,701	107,758
		1,195,755
Water Utilities - 0.4%
American States Water Co.	10,512	834,337
California Water Service Group	15,913	904,495
Consolidated Water Co., Inc. (b)	4,247	52,281
Middlesex Water Co.	12,524	1,076,563
York Water Co.	1,107	55,715
		2,923,391

TOTAL UTILITIES		11,676,149

TOTAL COMMON STOCKS
(Cost $504,356,292)		729,079,113

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (d)
(Cost $34,318)	1,295	40,637

Money Market Funds - 11.7%
Fidelity Cash Central Fund 0.03% (e)	20,525,157	20,529,262
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	66,979,932	66,986,630
TOTAL MONEY MARKET FUNDS
(Cost $87,513,647)		87,515,892
TOTAL INVESTMENT IN SECURITIES - 108.8%
(Cost $591,904,257)		816,635,642
NET OTHER ASSETS (LIABILITIES) - (8.8)%(g)		(65,737,471)
NET ASSETS - 100%		$750,898,171

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	193	June 2021	$21,891,990	$382,310	$382,310

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $1,261,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,902
Fidelity Securities Lending Cash Central Fund	28,048
Total	$30,950

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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